Statement of Stockholders' Equity (Deficit) - USD ($)	Paid-In Capital [Member] CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]	Statutory Reserves [Member] CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]	Accumulated Other Comprehensive Income (Loss) [Member] CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]	Retained Earnings (Accumulated Deficit) [Member] CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]	CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]	Total
Balance at Dec. 31, 2014	$ 16,402	$ 11,721	$ (59)	$ 141,228		$ 169,292
Foreign currency translation loss/gain			(1,904)		$ 1,904	(1,904)
Net loss for year				(192,520)	(192,520)	(192,520)
Balance at Dec. 31, 2015	16,402	11,721	(1,963)	(51,292)	(25,132)	(25,132)
Foreign currency translation loss/gain			89,979		(89,979)	89,979
Net loss for year				(2,080,212)	(2,080,212)	(2,080,212)
Balance at Dec. 31, 2016	$ 16,402	$ 11,721	$ 88,016	$ (2,131,504)	(2,015,365)	$ (2,015,365)
Foreign currency translation loss/gain					113,622
Net loss for year					(924,915)
Balance at Sep. 30, 2017					$ (3,053,902)